Share capital and reserves - Ordinary Shares Narrative (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions												1 Months Ended	12 Months Ended
	Dec. 31, 2019 EUR (€) $ / shares shares	Jun. 19, 2019 shares $ / shares	Jun. 14, 2019 € / shares	Mar. 22, 2019 EUR (€) € / shares shares	Mar. 22, 2019 USD ($)	Dec. 31, 2018 EUR (€) $ / shares shares	Jun. 19, 2018 $ / shares	Jun. 14, 2018 shares $ / shares	Jan. 02, 2018 shares	Jun. 19, 2017 shares $ / shares	Jun. 16, 2016 $ / shares	Jul. 31, 2019 shares	Dec. 31, 2019 EUR (€) $ / shares shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) $ / shares shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) $ / shares shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2015 € / shares
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners per share (in dollars per share) | (per share)	$ 21.7289					$ 21.7289							$ 21.7289		$ 16.7538		$ 11.4824	€ 16.6516	€ 11.4824
Proceeds from issuance of Ordinary Shares | €														€ 354.1		€ 0.1		€ 0.0
Costs related to transactions | €														0.0		0.0		3.2
Payments to acquire or redeem entity's shares | €														0.0		0.0		177.6
Listing and share transaction costs | €	$ 24.9					$ 13.8							$ 24.9	€ 24.9	$ 13.8	€ 13.8	$ 13.8	€ 13.8
Annual Founder Preferred Share Amount last 10 trading days | $ / shares																	$ 16.6516
Restricted Shares
Disclosure of classes of share capital [line items]
Number of shares vested														85,315
Key management personnel | Restricted Shares
Disclosure of classes of share capital [line items]
Number of shares issued	4,518,964												4,518,964	4,518,964
Non-Executive Director
Disclosure of classes of share capital [line items]
Number of shares vested												2,460
Non-Executive Director | Restricted Shares
Disclosure of classes of share capital [line items]
Share price (in dollars per share) | $ / shares		$ 20.74						$ 17.94		$ 14.38
Exercise price (in dollars per share) | (per share)			€ 20.32				$ 18.07				$ 8.98
Number of shares vested		44,272						53,498		55,680				56,250		9,375
Shares paid for tax withholding for share based compensation		12,100						12,312		9,384				400,000
Ordinary shares
Disclosure of classes of share capital [line items]
Shares issued in the period (in shares)														20,300,000		8,900,000
Share dividend issued (in shares)									8,705,890							171,092		8,705,890
Number of shares issued				20,000,000
Share price (in dollars per share) | € / shares				€ 20.00
Proceeds from issuance of Ordinary Shares				€ 353.6	$ 400.0
Costs related to transactions | €				€ 11.1
Number of shares outstanding	194,500,000					174,200,000							194,500,000	194,500,000	174,200,000	174,200,000	165,300,000	165,300,000